Document and Entity Information	Jul. 01, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001318568
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 01, 2025
Entity Registrant Name	Everi Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-32622
Entity Tax Identification Number	20-0723270
Entity Address, Address Line One	7250 S. Tenaya Way
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89113
City Area Code	(800)
Local Phone Number	833-7110
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	EVRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false